LEASES - Future minimum lease payments for operating and financing leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Future minimum lease payments under non-cancellable operating lease agreements
2021	$ 4,772
2022	3,474
2023	2,296
2024	1,923
2025	1,072
Total minimum operating lease payments	13,537
Less: Imputed interest	(1,150)
Total lease liability balance	12,387
Assets, cost value			$ 1,760
Assets, accumulated depreciation			$ 14
Minimum future lease payments under the Finance Leases
2021	49
2022	49
2023	49
2024	35
Total minimum lease payments	182
Less: Imputed interest	(17)
Total lease liability balance	165
Minimum
Minimum future lease payments under the Finance Leases
Capital leases, interest rate			4.30%
Maximum
Minimum future lease payments under the Finance Leases
Capital leases, interest rate			7.40%
Fulfillment
Minimum future lease payments under the Finance Leases
Total operating and short-term lease costs	2,893	$ 3,995
Selling and marketing
Minimum future lease payments under the Finance Leases
Total operating and short-term lease costs	705	807
General and administrative
Minimum future lease payments under the Finance Leases
Total operating and short-term lease costs	$ 1,736	$ 2,343